Financial instruments included in the statement of financial position and impact on income (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2022
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Financial assets
Non-current financial assets	352	60	292	352
Trade receivables	238	—	238	238
Cash and cash equivalents	63,021	—	63,021	63,021
Total assets	63,610	60	63,550	63,610
Financial liabilities
Non-current financial liabilities	36,002	—	36,002	36,002
Current financial liabilities	9,104	—	9,104	9,104
Trade payables and other payables	9,244	—	9,244	9,244
Total liabilities	53,349	—	54,349	54,349
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Schedule of Financial Liabilities
Details of financial liabilities

	As of
(in thousands of euros)	June 30, 2022	December 31, 2021
Lease liabilities – Short term	1,103	1,126
Repayable BPI loan advances – Short term	600	800
PGE*	2,326	1,086
EIB loan – Short term	5,075	5,192
Total current financial liabilities	9,104	8,204
Lease liabilities – Long term	4,855	5,393
Repayable BPI loan advances – Long term	2,247	2,259
PGE*	7,738	8,982
EIB loan – Long term	21,161	21,182
Total non-current financial liabilities	36,002	37,816
Total financial liabilities	45,106	46,020
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2022
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Financial assets
Non-current financial assets	352	60	292	352
Trade receivables	238	—	238	238
Cash and cash equivalents	63,021	—	63,021	63,021
Total assets	63,610	60	63,550	63,610
Financial liabilities
Non-current financial liabilities	36,002	—	36,002	36,002
Current financial liabilities	9,104	—	9,104	9,104
Trade payables and other payables	9,244	—	9,244	9,244
Total liabilities	53,349	—	54,349	54,349
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.